PREPAID EXPENSES	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES
PREPAID EXPENSES

NOTE 4. PREPAID EXPENSES

Prepaid expenses consist of the following:

	December 31, 2021	December 31, 2020
Insurance	$4,286	$3,370
Consulting services	-	111,860
Rent	8,267	-

Prepaid expenses	$12,553	$115,230

On February 26, 2021, the Company entered into a lease agreement for its office facility for a 12-month term beginning March 1, 2021.  In addition to monthly base rent of $6,000, the agreement required the issuance on 16,000 shares of its common stock valued at $49,600, all of which has been issued as of December 31, 2021, and is being amortized over the lease term.

During 2020, the Company entered into two consulting agreements for marketing services.  As of December 31, 2021 the Company had issued a total of 87,500 of its common shares valued at $142,714 under the terms of the agreements.  As of December 31, 2020, the share value is included in common stock subscriptions payable as the shares had not been issued.  Stock-based compensation expense for the years ended December 31, 2021 and 2020 includes approximately $110,000 and $33,000, respectively for these service agreements.